Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As
required
by the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between total compensation actually paid to Robert J. Willett, our President and Chief Executive Officer, and our named executive officers (as calculated in ac
c
ordance with Item 402(v) of Regulation
S-K)
and certain financial performance measures.

Year	Summary compensation table total for CEO (1)	Compensation actually paid to CEO (1)(2)(3)	Average summary compensation table total for non-CEO named executive officers (NEOs) (4)	Average compensation actually paid for non-CEO NEOs (3)(4)(5)	Value of initial fixed $100 investment based on:		Net Income	Adjusted EBITDA % (7)	Operating Margin % (8)
					Total shareholder return (TSR) (6)	Peer group TSR (6)
2024	$7,910,823	$3,119,917	$2,091,456	$1,141,732	$69.20	$114.14	$106,171,000	17.1%	N/A
2023	$6,959,914	$3,092,562	$2,377,635	$1,313,623	$79.95	$129.10	$113,234,000	N/A	15.6%
2022	$7,257,424	$(3,658,243)	$2,596,662	$(2,512,158)	$89.67	$100.58	$215,525,000	N/A	24.4%
2021	$10,534,520	$9,476,831	$1,019,293	$1,022,790	$147.25	$165.34	$279,881,000	N/A	30.4%
2020	$3,507,561	$10,822,671	$3,217,496	$6,041,660	$151.56	$139.59	$176,186,000	N/A	21.0%

(1)	Our CEO in all of 2020, 2021, 2022, 2023, and 2024 was Robert J. Willett.
(2)	Mr. Willett’s compensation “actually paid” as presented above is calculated by deducting and adding the following amounts, in each case in accordance with Item 402(v)(2)(C) of Regulation S-K:

CEO Compensation “Actually Paid”	2024	2023	2022	2021	2020
Summary Compensation Table total for the covered fiscal year	$7,910,823	$6,959,914	$7,257,424	$10,534,520	$3,507,561
Less, Grant date fair value of awards reported in the Summary Compensation Table for the covered fiscal year	$6,500,024	$6,198,638	$6,200,799	$6,187,056	$3,322,440
Plus, Year-end fair value of awards granted for the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year	$4,783,447	$4,188,941	$3,294,711	$4,781,517	$7,043,400
Plus, Change in fair value of awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year (from prior fiscal year-end to covered fiscal year-end)	$(2,637,666)	$(2,154,769)	$(6,805,316)	$(363,960)	$4,023,900
Plus, Change in fair value of awards granted in prior years that vested in the covered fiscal year (from prior fiscal year-end to vesting date)	$(436,663)	$297,114	$(1,204,263)	$711,810	$(429,750)

Total Adjustments	$(4,790,906)	$(3,867,352)	$(10,915,667)	$(1,057,689)	$7,315,110

(3)
In 2020, 2021, 2022, 2023, and 2024, neither our CEO nor any non-CEO
NEO had any awards that vested in the same year that they were granted, any awards granted in prior years that failed to meet the applicable vesting conditions, or any dividends or other earnings paid on equity awards in the covered fiscal year prior to vesting that are not reflected in total compensation for the applicable year, and therefore, no adjustments for those items were included in calculating compensation “actually paid.” Further, in 2020, 2021, 2022, 2023, and 2024 neither our CEO nor any non-CEO
NEO received any benefit under any defined benefit and actuarial plans and therefore, no adjustments for those items were included in calculating compensation “actually paid.”

53
(4)	Our non-CEO NEOs for each of the fiscal years presented above were:

•	2024: Dennis Fehr, Laura A. MacDonald, Paul D. Todgham, Carl W. Gerst III, Sheila M. DiPalma, and Joerg Kuechen

•	2023: Paul D. Todgham, Carl W. Gerst III, Sheila M. DiPalma and Joerg Kuechen

•	2022: Paul D. Todgham, Carl W. Gerst III, Sheila M. DiPalma and Joerg Kuechen

•	2021: Robert J. Shillman, Paul D. Todgham, Carl W. Gerst III and Sheila M. DiPalma

•	2020: Robert J. Shillman, Paul D. Todgham, Carl W. Gerst III, Sheila M. DiPalma and Laura A. MacDonald

(5)	Average non-CEO NEO compensation “actually paid” as presented above is calculated by deducting and adding the following amounts, in each case in accordance with Item 402(v)(2)(C) of Regulation S-K:

Average Non-CEO Compensation “Actually Paid”	2024	2023	2022	2021	2020
Summary Compensation Table total for the covered fiscal year	$2,091,456	$2,377,635	$2,596,662	$1,019,293	$3,217,496
Less, Grant date fair value of awards reported in the Summary Compensation Table for the covered fiscal year	$1,600,028	$2,003,523	$2,158,091	$373,852	$2,682,912
Plus, Year-end fair value of awards granted for the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year	$1,228,049	$1,564,037	$1,382,138	$297,237	$4,517,875
Plus, Change in fair value of awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year (from prior fiscal year-end to covered fiscal year-end)	$(453,064)	$(662,444)	$(3,519,480)	$(183,252)	$1,098,685
Plus, Change in fair value of awards granted in prior years that vested in the covered fiscal year (from prior fiscal year-end to vesting date)	$(124,681)	$37,918	$(813,386)	$263,363	$(109,485)

Total Adjustments	$(949,724)	$(1,064,012)	$(5,108,820)	$3,497	$2,824,163

(6)
Total shareholder return (“TSR”) of Cognex and the peer group are calculated by assuming that an investment of $100 was made in each of our common stock and in the Nasdaq Lab Apparatus & Analytical, Optical, Measuring & Controlling Instrument (SIC 3820-3829 US Companies) Index (“Peer Index”) starting from the market close on December 31, 2019, which is the last trading day before our fiscal year 2020, through and including the end of each fiscal year shown. Total shareholder return includes reinvestment of dividends into shares of common stock of the applicable company. Data for the Peer Index was provided to Cognex by Research Data Group, Inc.

(7)
Adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization (“Adjusted EBITDA”) percentage is defined as operating income as a percentage of revenue adjusted for amortization of acquisition-related intangible assets and depreciation, as well as, if applicable, restructuring charges, reorganization charges, acquisition and integration costs and one-time
discrete events, such as loss or recovery related to a fire. While we consider numerous financial and non-financial
performance measures for the purpose of evaluating and determining executive compensation, for 2024, we considered Adjusted EBITDA percentage, which is a primary factor used to determine annual cash incentive compensation for our NEOs, to be the most important performance measure used to link compensation “actually paid” to the NEOs to company performance. Prior to 2024, we used operating margin as a similar metric. The company switched to Adjusted EBITDA percentage to provide consistency between our internal and external metrics. Prior to 2024, we did not use Adjusted EBITDA percentage as a performance metric in our compensation program.

(8)
Operating margin is defined as our operating income as a percentage of revenue. While we consider numerous financial and non-financial
performance measures for the purpose of evaluating and determining executive compensation, for 2023, 2022, 2021, and 2020, we considered operating margin, which was a primary factor used to determine annual cash incentive compensation for our NEOs, to be the most important performance measure used to link compensation “actually paid” to the NEOs to company performance.

Company Selected Measure Name	Operating margin
Named Executive Officers, Footnote
(4)	Our non-CEO NEOs for each of the fiscal years presented above were:

•	2024: Dennis Fehr, Laura A. MacDonald, Paul D. Todgham, Carl W. Gerst III, Sheila M. DiPalma, and Joerg Kuechen

•	2023: Paul D. Todgham, Carl W. Gerst III, Sheila M. DiPalma and Joerg Kuechen

•	2022: Paul D. Todgham, Carl W. Gerst III, Sheila M. DiPalma and Joerg Kuechen

•	2021: Robert J. Shillman, Paul D. Todgham, Carl W. Gerst III and Sheila M. DiPalma

•	2020: Robert J. Shillman, Paul D. Todgham, Carl W. Gerst III, Sheila M. DiPalma and Laura A. MacDonald

Peer Group Issuers, Footnote
(6)
Total shareholder return (“TSR”) of Cognex and the peer group are calculated by assuming that an investment of $100 was made in each of our common stock and in the Nasdaq Lab Apparatus & Analytical, Optical, Measuring & Controlling Instrument (SIC 3820-3829 US Companies) Index (“Peer Index”) starting from the market close on December 31, 2019, which is the last trading day before our fiscal year 2020, through and including the end of each fiscal year shown. Total shareholder return includes reinvestment of dividends into shares of common stock of the applicable company. Data for the Peer Index was provided to Cognex by Research Data Group, Inc.

PEO Total Compensation Amount	$ 7,910,823	$ 6,959,914	$ 7,257,424	$ 10,534,520	$ 3,507,561
PEO Actually Paid Compensation Amount	$ 3,119,917	3,092,562	(3,658,243)	9,476,831	10,822,671
Adjustment To PEO Compensation, Footnote
(2)	Mr. Willett’s compensation “actually paid” as presented above is calculated by deducting and adding the following amounts, in each case in accordance with Item 402(v)(2)(C) of Regulation S-K:

CEO Compensation “Actually Paid”	2024	2023	2022	2021	2020
Summary Compensation Table total for the covered fiscal year	$7,910,823	$6,959,914	$7,257,424	$10,534,520	$3,507,561
Less, Grant date fair value of awards reported in the Summary Compensation Table for the covered fiscal year	$6,500,024	$6,198,638	$6,200,799	$6,187,056	$3,322,440
Plus, Year-end fair value of awards granted for the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year	$4,783,447	$4,188,941	$3,294,711	$4,781,517	$7,043,400
Plus, Change in fair value of awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year (from prior fiscal year-end to covered fiscal year-end)	$(2,637,666)	$(2,154,769)	$(6,805,316)	$(363,960)	$4,023,900
Plus, Change in fair value of awards granted in prior years that vested in the covered fiscal year (from prior fiscal year-end to vesting date)	$(436,663)	$297,114	$(1,204,263)	$711,810	$(429,750)

Total Adjustments	$(4,790,906)	$(3,867,352)	$(10,915,667)	$(1,057,689)	$7,315,110

Non-PEO NEO Average Total Compensation Amount	$ 2,091,456	2,377,635	2,596,662	1,019,293	3,217,496
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,141,732	1,313,623	(2,512,158)	1,022,790	6,041,660
Adjustment to Non-PEO NEO Compensation Footnote
(5)	Average non-CEO NEO compensation “actually paid” as presented above is calculated by deducting and adding the following amounts, in each case in accordance with Item 402(v)(2)(C) of Regulation S-K:

Average Non-CEO Compensation “Actually Paid”	2024	2023	2022	2021	2020
Summary Compensation Table total for the covered fiscal year	$2,091,456	$2,377,635	$2,596,662	$1,019,293	$3,217,496
Less, Grant date fair value of awards reported in the Summary Compensation Table for the covered fiscal year	$1,600,028	$2,003,523	$2,158,091	$373,852	$2,682,912
Plus, Year-end fair value of awards granted for the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year	$1,228,049	$1,564,037	$1,382,138	$297,237	$4,517,875
Plus, Change in fair value of awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year (from prior fiscal year-end to covered fiscal year-end)	$(453,064)	$(662,444)	$(3,519,480)	$(183,252)	$1,098,685
Plus, Change in fair value of awards granted in prior years that vested in the covered fiscal year (from prior fiscal year-end to vesting date)	$(124,681)	$37,918	$(813,386)	$263,363	$(109,485)

Total Adjustments	$(949,724)	$(1,064,012)	$(5,108,820)	$3,497	$2,824,163

Compensation Actually Paid vs. Total Shareholder Return	The following chart shows the relationship between the compensation “actually paid” (“CAP”) to our CEO, CAP to our non-CEO NEOs, Cognex’s TSR, and the Peer Index TSR.
Compensation Actually Paid vs. Net Income	The following chart shows the relationship between CAP to our CEO, CAP to our non-CEO NEOs, and Cognex’s net income.
Compensation Actually Paid vs. Company Selected Measure
The following chart shows the relationship between CAP to our CEO, CAP to our non-CEO
NEOs, and Cognex’s most important performance measure for determining incentive compensation, which was operating margin for the years 2020, 2021, 2022, and 2023, and adjusted EBITDA for the year 2024.

Total Shareholder Return Vs Peer Group	The following chart shows the relationship between the compensation “actually paid” (“CAP”) to our CEO, CAP to our non-CEO NEOs, Cognex’s TSR, and the Peer Index TSR.
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
For Mr. Willett, the financial performance meas
ur
es that the company has determined are most important to link his compensation actually paid to the company’s performance in the last completed fiscal year are:

•	revenue;

•	operating income;

•	adjusted EBITDA; and

•	relative TSR.
For our
non-CEO
NEOs, the financial performance measures that the company has determined are most important to link compensation actually paid to the company’s performance in the last completed fiscal year are:

•	revenue;

•	operating income; and

•	adjusted EBITDA.

Total Shareholder Return Amount	$ 69.2	79.95	89.67	147.25	151.56
Peer Group Total Shareholder Return Amount	114.14	129.1	100.58	165.34	139.59
Net Income (Loss)	$ 106,171,000	$ 113,234,000	$ 215,525,000	$ 279,881,000	$ 176,186,000
Company Selected Measure Amount	0.171	0.156	0.244	0.304	0.21
PEO Name	Robert J. Willett	Robert J. Willett	Robert J. Willett	Robert J. Willett	Robert J. Willett
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,790,906)	$ (3,867,352)	$ (10,915,667)	$ (1,057,689)	$ 7,315,110
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,500,024)	(6,198,638)	(6,200,799)	(6,187,056)	(3,322,440)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,783,447	4,188,941	3,294,711	4,781,517	7,043,400
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,637,666)	(2,154,769)	(6,805,316)	(363,960)	4,023,900
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (436,663)	297,114	(1,204,263)	711,810	(429,750)
PEO | Mr. Willetts [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	revenue
PEO | Mr. Willetts [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	operating income
PEO | Mr. Willetts [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	adjusted EBITDA
PEO | Mr. Willetts [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	relative TSR
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (949,724)	(1,064,012)	(5,108,820)	3,497	2,824,163
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	revenue
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	operating income
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	adjusted EBITDA
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,600,028)	(2,003,523)	(2,158,091)	(373,852)	(2,682,912)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,228,049	1,564,037	1,382,138	297,237	4,517,875
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(453,064)	(662,444)	(3,519,480)	(183,252)	1,098,685
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (124,681)	$ 37,918	$ (813,386)	$ 263,363	$ (109,485)